Investments (excluding Consolidated Investment Entities) - Loans by Debt Service Coverage Ratio (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Schedule of Loans by Debt Service Coverage Ratio [Line Items]
Benchmark debt service coverage ratio, less than indicates property's operations income is less than debt payments	100.00%		100.00%
Commercial mortgage loans secured by land or construction loans	$ 8.9	[1]	$ 8.9	[1]	$ 16.7	[1]
Total Commercial mortgage loans	8,953.3	[1]	8,666.2	[1]	8,695.5	[1]
Greater than 1.5x
Schedule of Loans by Debt Service Coverage Ratio [Line Items]
Debt Service Coverage Ratio, minimum	150.00%		150.00%		150.00%
Commercial mortgage loans	6,114.6	[1]	5,953.7	[1]	5,710.3	[1]
1.25x - 1.5x
Schedule of Loans by Debt Service Coverage Ratio [Line Items]
Debt Service Coverage Ratio, minimum	125.00%		125.00%		125.00%
Debt Service Coverage Ratio, maximum	150.00%		150.00%		150.00%
Commercial mortgage loans	1,454.0	[1]	1,336.3	[1]	1,547.2	[1]
1.0x - 1.25x
Schedule of Loans by Debt Service Coverage Ratio [Line Items]
Debt Service Coverage Ratio, minimum	100.00%		100.00%		100.00%
Debt Service Coverage Ratio, maximum	125.00%		125.00%		125.00%
Commercial mortgage loans	1,016.8	[1]	992.7	[1]	1,082.2	[1]
Less than 1.0x
Schedule of Loans by Debt Service Coverage Ratio [Line Items]
Debt Service Coverage Ratio, maximum	100.00%		100.00%		100.00%
Commercial mortgage loans	$ 359.0	[1]	$ 374.6	[1]	$ 339.1	[1]

[1]	Balances do not include allowance for mortgage loan credit losses.